LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Numerator:
Net loss	(186,736)	(181,246)	(2,680,259)	(410,766)
Net profit attributable to noncontrolling interest	(18,329)	(1,046)	(29,088)	(4,458)
Net loss attributable to the Company	(205,065)	(182,292)	(2,709,347)	(415,224)
Plus undeclared cumulative dividend on perpetual convertible preferred shares	—	—	(22,806)	(3,495)
Deemed distribution to perpetual convertible preferred shareholders	—	—	(470,643)	(72,129)
Adjusted net loss attributable to ordinary shareholders	(205,065)	(182,292)	(3,202,796)	(490,848)

Denominator:
Weighted average number of shares outstanding—basic	674,732,130	668,833,756	716,888,919	716,888,919
Weighted average number of shares outstanding—diluted	674,732,130	668,833,756	716,888,919	716,888,919
Loss per share—Basic:
Net loss	(0.30)	(0.27)	(4.47)	(0.69)
	(0.30)	(0.27)	(4.47)	(0.69)
Loss per share—Diluted:
Net loss	(0.30)	(0.27)	(4.47)	(0.69)
	(0.30)	(0.27)	(4.47)	(0.69)